                              Managed Municipals
                                Portfolio Inc.



                               QUARTERLY REPORT

                                August 31, 1998


                                   [GRAPHIC]

                                  [GRAPHIC]

                              Managed Municipals
                                Portfolio Inc.
--------------------------------------------------------------------------------
                                AUGUST 31, 1998
--------------------------------------------------------------------------------

Dear Shareholder:

        We are pleased to provide the first quarter report for the Managed Municipal Portfolio Inc. ("Portfolio") for the three months ended August 31, 1998. During the past three months, the Portfolio distributed income dividends totaling $0.15 per share. The table below shows the annualized distribution rate and three-month total return based on the Portfolio's August 31, 1998 net asset value ("NAV") per share and its New York
Stock Exchange ("NYSE") closing price:

        Price                   Annualized                      Three-Month
      Per Share              Distribution Rate*                 Total Return
      ---------              ------------------                 ------------
      $12.47 (NAV)                 4.62%                            2.15%
      $10.875 (NYSE)               5.30%                            0.18%

        In comparison, general closed-end municipal bond funds posted an average total return on NAV of a negative 2.37% for the same time period, as reported by Lipper Analytical Services, Inc. (Lipper is a major fund-tracking organization.)

        In an attempt to reduce the difference between the market price and the Fund's NAV, the Fund's investment adviser, Mutual Management Corp., instituted a voluntary waiver of a portion of its investment advisory fees as of September 1, 1998. This waiver is a temporary measure, which may be discontinued at any time without notice. This waiver has the effect of increasing the Fund's dividend yield.

------------
* This distribution rate assumes a current monthly income dividend rate of $0.048 per share for twelve months.

----------------------------------[GRAPHIC]-------------------------------------

Municipal Bond Market Update

        The municipal bond market has been in a positive state for quite a while now. Recent events in Asia and Russia have accelerated the flow of investments into U.S. government bonds. These factors have created a very positive interest rate backdrop for the tax-exempt market, with investment flows into the U.S., very modest inflation and a potential slowing of the U.S. economy due to the economic slowdown of several foreign trading partners. This is the lowest long-term interest rate we have seen since the 1960's.

        The rates for municipal bonds have also moved lower, but not to the same degree as U.S. government bonds. Municipal bonds do not benefit from foreign money flows, because the benefits of tax-exemption are only valuable to U.S. taxpayers.

        The new issue supply of municipal bonds in 1998 has been quite heavy. The municipal bond market is on pace to surpass the record volume underwritten in 1993. These two factors -- pressure toward lower rates and heavy municipal bond issuance -- have led to a market that we believe is very attractively priced versus taxable bonds, and has led to a flatter yield curve than we've seen it in many years. (A flat yield curve is when there is little difference between short- and long-term yields.) The difference in the maturity of yields between intermediate municipal bonds and very long-term bonds is minimal. In our view, the yield differential between very high-grade paper and much weaker credits has never been lower. Because of this narrow difference in yields, we believe that investors are not being adequately compensated for the added risk of investing in longer-maturity issues.

Fund's Investment Strategy

        As of August 31, 1998, about 89% of the Portfolio's holdings were rated investment grade**, with approximately 56% of the Portfolio invested in AAA/Aaa-rated bonds, the highest possible rating. The Portfolio's largest holdings are concentrated in hospital bonds (15.7%), utility bonds (13.1%) and transportation bonds (12.5%) because we believe they offer good relative values.

------------
** Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's
   Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Rating Group, or have an equivalent rating by any other nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.

----------------------------------[GRAPHIC]-------------------------------------

        Recently, we have avoided very long-term debt and lower-rated issues. We have been concentrating our purchases in very high-grade bonds with maturities between 12 and 20 years. Our coupon structure has also become somewhat higher. Quite simply, at today's record low interest rates, we are taking a more conservative approach to the market. Our experience indicates conditions are near perfect for bonds at the moment and prudence suggests we take advantage of these conditions.

Municipal Bond Market Outlook

        Our outlook for the municipal bond market for the next six months carries a caveat. If economic conditions around the world do not get much worse, then interest rates have fallen to levels that seem appropriate. If things continue to deteriorate beyond today's levels, then there could be more downward pressure on interest rates in the U.S. We will be monitoring these events very closely for our shareholders.

        In closing, thank you for investing in the Managed Municipals Portfolio Inc. We look forward to continuing to help you pursue your financial goals.


Sincerely,

/s/ Heath B. McLendon                   /s/ J P Deane

Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President and
                                        Investment Officer

September 15, 1998


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                                       3

--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
                          August 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Face                    Ratings         Security                                        Value
=========================================================================================================
Arizona -- 0.1%
$ 600,000               A-1+            Maricopa County, AZ PCR, Arizona Public
                                          Services, Series A, LOC-Morgan Guaranty
                                          Trust, 3.200% due 5/1/29(a)                         $   600,000
---------------------------------------------------------------------------------------------------------
California -- 10.9%
  4,540,000             Baa3*           California Educational Facilities Authority
                                          Revenue, (Pooled College & University
                                          Projects), Series A, 5.625% due 7/1/23                4,693,225
                                        California Health Facilities Finance
                                          Authority Revenue:
  2,000,000             AAA                 Kaiser-Permenante, Series A, FSA-Insured,
                                              5.500% due 6/1/22                                 2,097,500
  4,000,000             AAA                 Stanford Health Care, Series A,
                                              5.000% due 11/15/18                               3,970,000
  1,000,000             AAA             California State Public Works Board, Lease
                                          Revenue, Department of Corrections,
                                          California Prison, AMBAC-Insured,
                                          5.250% due 1/1/21                                     1,015,000
  2,755,000             AA              California Statewide Community Development
                                          Authority, COP, (St. Joseph Health System),
                                          5.250% due 7/1/21                                     2,789,437
  1,000,000             AAA             Campbell, CA Unified School District, GO,
                                          FGIC-Insured, 5.000% due 8/1/17                       1,005,000
  2,000,000             AAA             Los Angeles, CA Public Works, Financing
                                          Authority Lease Revenue, (Multiple Capital
                                          Projects), Series A, AMBAC-Insured,
                                          5.125% due 6/1/17                                     2,025,000
  3,300,000             A-              Los Angeles, CA Regional Airport Improvement
                                          Corp., Los Angeles International Airport Lease
                                          Revenue, 6.500% due 1/1/32(b)                         3,444,375
                                        Los Angeles County, CA Metropolitan
                                          Transportation Authority, Sales Tax Revenue,
                                          MBIA-Insured:
  7,700,000             AAA                 5.250% due 7/1/17                                   7,873,250
  3,000,000             AAA                 5.250% due 7/1/18                                   3,056,250
                                        Metropolitan Water District, Southern California
                                          Waterworks Revenue Refunding, Series A:
  3,000,000             AA                  5.000% due 7/1/16                                   3,026,250
  1,500,000             AA                  5.000% due 7/1/18                                   1,498,125

                                                           SEE NOTES TO
                                                           FINANCIAL STATEMENTS.

----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                           SCHEDULE OF INVESTMENTS
                    August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

Face
Amount                          Ratings                 Security                                        Value
====================================================================================================================
California -- 10.9% (continued)
$ 3,140,000                     AAA                   Rancho Mirage, CA Redevelopment Agency,
                                                        Tax Allocation Refunding, (1984 Project),
                                                        Series A, MBIA-Insured, 5.000% due 4/1/24       $ 3,112,525
  4,250,000                     AAA                   Riverside County, CA COP, (1997 Lease
                                                        Refunding Project), MBIA-Insured,
                                                        5.125% due 11/1/17                                4,313,750
  2,750,000                     AAA                   Sacramento County, CA COP, (Public
                                                        Facilities Project), MBIA-Insured,
                                                        5.375% due 2/1/19                                 2,832,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                         46,752,187
--------------------------------------------------------------------------------------------------------------------
Colorado -- 14.3%
                                                      Arapahoe County, CO Capital Improvement,
                                                        Public Highway Authority:
  5,270,000                     AAA                       E-470 Public Highway Authority, Series A,
                                                            MBIA-Insured, 5.000% due 9/1/21               5,263,412
  3,000,000                     AAA                   Pre-Refunded -- Escrowed with U.S.
                                                        government securities to 8/31/05
                                                        Call @ 103, 7.000% due 8/31/26(c)                 3,592,500
                                                      Colorado Health Facilities Authority Revenue:
  3,555,000                     AA                      Catholic Health Initiatives, Series A,
                                                          5.000% due 12/1/18                              3,528,337
  3,000,000                     A                     Series B, 5.350% due 8/1/15                         3,056,250
  2,500,000                     AAA                   Sisters of Charity Leavenworth,
                                                        MBIA-Insured, 5.125% due 12/1/18                  2,528,125
  2,000,000                     BBB+                  Colorado Springs, CO Airport Revenue,
                                                        Series A, 7.000% due 1/1/22(b)                    2,205,000
 60,000,000                     AAA                   Dawson Ridge, CO Metropolitan District No. 1,
                                                        Series B, (Escrowed to Maturity with Refco
                                                        Strips), zero coupon due 10/1/22                 16,425,000
                                                      Denver, CO City & County Airport Revenue,
                                                        Series C:
  3,155,000                     BBB                       6.750% due 11/15/22(b)(c)                       3,423,175
 10,165,000                     BBB                       6.125% due 11/15/25(b)                         10,647,837
  8,160,000                     NR                        Escrowed to Maturity with U.S. government
                                                        securities, 6.125% due 11/15/25(b)(d)             9,394,200
    845,000                     BBB                   Pre-Refunded -- Escrowed with U.S.
                                                        government securities to 11/15/02
                                                          Call @ 102, 6.750% due 11/15/22(b)(d)             947,456
--------------------------------------------------------------------------------------------------------------------
                                                                                                         61,011,292
--------------------------------------------------------------------------------------------------------------------

                                                        SEE NOTES TO
                                                        FINANCIAL STATEMENTS.

----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

 Face
Amount        Ratings               Security                                Value
=====================================================================================
Connecticut -- 0.3%
$ 1,200,000     AA-     Connecticut State Community Development
                          Authority, Special Obligation, Series A,
                          5.550% due 12/15/15                             $ 1,264,500
-------------------------------------------------------------------------------------
Florida -- 3.2%
  2,480,000     AAA     Florida State Turnpike Authority Revenue
                          Refunding, FGIC-Insured, 5.000% due 7/1/16        2,501,700
  5,000,000     BBB-    Martin County, FL IDA, (Indiantown
                          Cogeneration Project), Series A,
                          7.875% due 12/15/25(b)                            5,837,500
                        Tampa, FL Revenue Bonds, (Florida
                          Aquarium Inc. Project):
  2,800,000     NR          7.550% due 5/1/12(e)                            3,195,500
  2,000,000     NR          7.750% due 5/1/27(c)                            2,297,500
-------------------------------------------------------------------------------------
                                                                           13,832,200
-------------------------------------------------------------------------------------
Hawaii -- 1.0%
  4,010,000     AAA     Hawaii State GO, Series CP, FGIC-Insured,
                          5.000% due 10/1/15                                4,035,062
-------------------------------------------------------------------------------------
Illinois -- 1.4%
  2,000,000     Aaa*    Illinois Health Facilities Authority Revenue,
                          Memorial Health Systems, MBIA-Insured,
                          5.250% due 10/1/18                                2,037,500
  4,000,000     AAA     Illinois State GO, FGIC-Insured,
                          5.250% due 12/1/20                                4,070,000
-------------------------------------------------------------------------------------
                                                                            6,107,500
-------------------------------------------------------------------------------------
Indiana -- 1.5%
  5,000,000     Aa3*    Indiana Port Commission Revenue
                          Refunding, (Cargill Inc. Project),
                          6.875% due 5/1/12(c)                              5,506,250
  1,000,000     A-1+    Rockport, IN PCR, (AEP Generating Project),
                          Series B, 3.300% due 7/1/25(a)                    1,000,000
-------------------------------------------------------------------------------------
                                                                            6,506,250
-------------------------------------------------------------------------------------
Kansas -- 0.1%
    500,000     A+      Kansas Development Finance Authority,
                          Health Facilities Revenue, Children's Mercy
                          Hospital, Series N, 5.250% due 5/15/18              506,250
-------------------------------------------------------------------------------------
Louisiana -- 1.4%
  5,500,000     Aa3*    Saint Martin Parish, LA Industrial Revenue,
                          (Cargill Inc. Project), 6.625% due 10/1/12        6,029,375
-------------------------------------------------------------------------------------

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

 Face
Amount         Ratings               Security                               Value
=====================================================================================
Maryland -- 0.7%
$ 10,000,000    NR      Maryland State Energy Financing Administration,
                          Solid Waste Disposal Revenue, Limited
                          Obligation, (Hagerstown Project),
                          9.000% due 10/15/16(c)(f)                      $ 3,100,000
-------------------------------------------------------------------------------------
Massachusetts -- 2.8%
   2,000,000    AAA     Massachusetts State Housing Finance Agency,
                          Housing Development, Series B,
                          MBIA-Insured, 5.300% due 12/1/17                 2,032,500
  10,000,000    NR      Massachusetts State Industrial Finance
                          Authority, Solid Waste Disposal Revenue,
                          Massachusetts Recycling Association,
                          Series A, 9.000% due 8/1/16(c)(f)                3,750,000
                        Massachusetts State Water Resource Authority,
                          MBIA-Insured:
   4,000,000    AAA         Series B, 5.000% due 12/1/25                   3,975,000
   2,000,000    AAA         Series C, 5.250% due 12/1/20                   2,027,500
-------------------------------------------------------------------------------------
                                                                          11,785,000
-------------------------------------------------------------------------------------
Michigan -- 6.7%
   1,675,000    AA+     Michigan Municipal Bond Authority Revenue,
                          State Revolving Fund, 5.125% due 10/1/20         1,693,844
   1,000,000    AAA     Michigan State Hospital Finance Authority
                          Revenue Refunding, Oakwood Obligation
                          Group, Series A, FSA-Insured,
                            5.000% due 8/15/18                               996,250
   8,000,000    NR      Michigan State Strategic Fund Resources
                          Recovery, Limited Obligation Revenue,
                          Central Wayne Energy Recovery,
                          Series A, 7.000% due 7/1/27(b)                   8,150,000
  16,375,000    NR      Midland County, MI Education Development
                          Corp., PCR, Limited Obligation, Series B,
                          9.500% due 7/23/09(b)(c)                        17,889,688
-------------------------------------------------------------------------------------
                                                                          28,729,782
-------------------------------------------------------------------------------------
Minnesota -- 1.1%
   2,500,000    Aa3*    Duluth, MN Seaway Port Authority, IDA,
                          Dock & Wharf Revenue, (Cargill Inc.
                          Project), 6.800% due 5/1/12                      2,737,500
     525,000    A2*     Minnesota State Higher Education Facilities
                          Authority Revenue, University St. Thomas
                          Education, Series 3, 5.375% due 4/1/18             535,500
-------------------------------------------------------------------------------------

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

 Face
Amount         Ratings               Security                              Value
=====================================================================================
Minnesota -- 1.1% (continued)
$  1,250,000   AA+      Minnesota State Housing Financing Agency,
                          Single-Family Mortgage, Series I,
                          5.500% due 1/1/17                              $ 1,293,750
-------------------------------------------------------------------------------------
                                                                           4,566,750
-------------------------------------------------------------------------------------
Missouri -- 0.8%
   1,000,000   AAA      Fenton, MO COP, (Capital Improvement
                          Projects), MBIA-Insured, 5.125% due 9/1/17       1,013,750
     750,000   A+       Missouri Health & Educational Facilities
                          Authority Revenue, Children's Mercy Hospital,
                          5.250% due 5/15/18                                 755,625
   1,575,000   AAA      St. Louis, MO Board of Education, GO,
                          Missouri Direct Deposit Program, Series B,
                          FGIC-Insured, 5.000% due 4/1/16                  1,584,844
-------------------------------------------------------------------------------------
                                                                           3,354,219
-------------------------------------------------------------------------------------
Montana -- 1.9%
   8,000,000   NR       Montana State Board Investment Resource
                          Recovery, (Yellowstone Energy Project),
                          7.000% due 12/31/19                              8,150,000
-------------------------------------------------------------------------------------
New Jersey -- 2.0%
   5,200,000   A+       Hudson County, NJ Improvement Authority,
                          6.625% due 8/1/25                                5,681,000
   2,830,000   AAA      Middlesex County, NJ COP, MBIA-Insured,
                          5.200% due 6/15/18                               2,897,212
-------------------------------------------------------------------------------------
                                                                           8,578,212
-------------------------------------------------------------------------------------
New York -- 6.9%
   3,000,000   A-       Long Island Power Authority, NY Electric
                          Systems Revenue, Series A,
                          5.500% due 12/1/29                               3,078,750
   2,000,000   AAA      New York City Transitional Finance Authority
                          Revenue, Future Tax Secured, Series C,
                          FGIC-Insured, 5.000% due 5/1/17                  2,012,500
   1,090,000   AAA      New York State Dormitory Authority Lease
                          Revenue, Health Facilities Improvement
                          Program, Series A, FSA-Insured,
                          5.500% due 5/15/16                               1,152,675
                        New York State Dormitory Authority Revenue:
   1,000,000   AAA        City University Systems, Series A,
                            FGIC-Insured, 5.000% due 7/1/16                1,007,500
   4,000,000   AAA      Mental Health Services Facilities Improvement,
                            Series D, FSA-Insured, 5.125% due 8/15/17      4,040,000

-------------------------------------------------------------------------------------

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

 Face
Amount         Ratings               Security                             Value
===================================================================================
New York -- 6.9% (continued)
$  6,000,000   AAA      Montefiore Medical Center,
                          AMBAC-Insured, 5.250% due 2/1/15             $ 6,112,500
   5,000,000   A-       State University Educational Facilities,
                          5.000% due 5/15/14                             5,081,250
   1,000,000   AAA      New York State Local Government Assistance
                          Corp. Refunding, Series B, MBIA-Insured,
                          4.875% due 4/1/20                                981,250
   1,000,000   AAA      New York State Medcare Mental Health Services,
                          FGIC-Insured, 5.250% due 2/15/19               1,011,250
   5,000,000   Aa3*     Triborough Bridge & Tunnel Authority of NY,
                          General Purpose, Series A, 5.000% due 1/1/24   4,925,000
-----------------------------------------------------------------------------------
                                                                        29,402,675
-----------------------------------------------------------------------------------
Ohio -- 4.4%
   2,000,000   AAA      Akron, OH Economic Development Revenue,
                          MBIA-Insured, 5.000% due 12/1/18               2,007,500
   1,000,000   AAA      Cleveland-Cuyahoga County, OH Port Authority
                          Revenue, Rock & Roll Hall of Fame,
                          AMBAC-Insured, 5.400% due 12/1/15              1,043,750
   6,360,000   AAA      Cuyahoga County, OH Hospital Revenue
                          Refunding, (Metrohealth System), Series A,
                          MBIA-Insured, 5.125% due 2/15/14               6,503,100
   2,000,000   AAA      Ohio State Higher Educational Facilities
                          Community Revenue, (University Dayton
                          Project), AMBAC-Insured,
                          5.350% due 12/1/17                             2,095,000
   1,645,000   AAA      Ohio State Water Development Authority
                          Revenue, Fresh Water Series A, FSA-Insured,
                          5.000% due 6/1/16                              1,659,394
   5,320,000   AAA      Portage County, OH GO, MBIA-Insured,
                          5.250% due 12/1/17                             5,459,650
-----------------------------------------------------------------------------------
                                                                        18,768,394
-----------------------------------------------------------------------------------
Pennsylvania -- 3.4%
   1,000,000   AAA      Allegheny County, PA Airport Revenue,
                          Pittsburgh International Airport, Series B,
                          MBIA-Insured, 5.000% due 1/1/19                  997,500
   6,000,000   AAA      Altoona, PA City Authority, Water Revenue,
                          FGIC-Insured, 5.000% due 11/1/19               5,985,000
   2,865,000   Aaa*     Delaware County, PA Authority Revenue,
                          Villanova University, Series A,
                          MBIA-Insured, 5.000% due 12/1/18               2,868,581

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

 Face
Amount          Ratings               Security                             Value
===================================================================================
Pennsylvania -- 3.4% (Continued)
$  3,500,000    AAA     Montgomery County, PA Higher Education &
                          Health Authority Revenue, Holy Redeemer
                          Health, Series A, AMBAC-Insured,
                          5.250% due 10/1/17                           $ 3,570,000
   1,000,000    AAA     Pittsburgh, PA Water & Sewer Authority
                          Revenue, Series C, FSA-Insured,
                          5.000% due 9/1/17                              1,002,500
-----------------------------------------------------------------------------------
                                                                        14,423,581
-----------------------------------------------------------------------------------
Puerto Rico -- 0.5%
   2,000,000    AAA     Puerto Rico Commonwealth Infrastructure
                          Financing Authority, AMBAC-Insured,
                          5.000% due 7/1/16                              2,017,500
-----------------------------------------------------------------------------------
South Carolina -- 2.4%
   4,000,000    AAA     Lexington County, SC Health Services District Inc.,
                          Hospital Revenue Refunding & Improvement,
                          FSA-Insured, 5.250% due 11/1/17                4,085,000
   2,000,000    A3*     Myrtle Beach, SC COP, Myrtle Beach
                          Convention Center, 6.875% due 7/1/07           2,242,500
   4,140,000    AAA     Piedmont, SC Municipal Power Agency,
                          Electric Revenue Refunding, Series A,
                          MBIA-Insured, 4.875% due 1/1/16                4,108,950
-----------------------------------------------------------------------------------
                                                                        10,436,450
-----------------------------------------------------------------------------------
Tennessee -- 0.3%
   1,150,000    NR      Hardeman County, TN Correctional Facilities
                          Corp., 7.750% due 8/1/17                       1,290,875
-----------------------------------------------------------------------------------
Texas -- 16.1%
   1,000,000    Aaa*    Amarillo, TX Health Facilities Corp.,
                          Baptist St. Anthony's Hospital Corp.,
                          FSA-Insured, 5.000% due 1/1/22                   986,250
   3,990,000    Aaa*    Azle, TX ISD, GO, PSFG, Series C,
                          5.000% due 2/15/22                             3,970,050
   2,000,000    AAA     Bexar County, TX Health Facilities Development
                          Corp. Revenue, Baptist Health Systems,
                          Series A, MBIA-Insured, 5.250% due 11/15/27    2,017,500
   4,000,000    BBB     Brazos River Authority, PCR, Utilities
                          Electric Co., Series C, 5.550% due 6/1/30(b)   4,030,000
   7,500,000    AAA     Brazos River Authority Revenue, (Houston
                          Industrial Project), Series A, AMBAC-Insured,
                          5.125% due 5/1/19                              7,537,500

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                          August 31, 1998 (continued)
--------------------------------------------------------------------------------

 Face
Amount         Ratings               Security                                Value
===================================================================================
Texas -- 16.1% (continued)
$ 2,000,000    AAA      Brownsville, TX Utility Systems Revenue,
                          AMBAC-Insured, 5.250% due 9/1/20             $ 2,027,500
                        Burleson, TX ISD, GO, PSFG:
  1,160,000    Aaa*       6.750% due 8/1/24                              1,312,250
  2,840,000    NR         Pre-Refunded -- Escrowed with U.S.
                          government securities to 8/1/06
                          Call @ 100, 6.750% due 8/1/24(d)               3,312,150
  2,960,000    AA-      Fort Worth, TX Higher Education Financing
                          Corp. Revenue, (Texas Christian University
                          Project), 5.000% due 3/15/14                   2,978,500
  1,000,000    AA       Harris County, TX Health Facilities
                          Development Corp. Revenue, School Health
                          Care Systems, Series B, 5.750% due 7/1/27      1,060,000
                        Harris County, TX Toll Road, GO:
  8,000,000    AAA        Sr. Lien, FGIC-Insured,
                            5.375% due 8/15/20                           8,180,000
  5,185,000    AA         Sub. Lien, 5.125% due 8/15/16                  5,236,850
  2,670,000    AAA      Manor, TX ISD, GO, Refunding, PSFG,
                          5.000% due 8/1/17                              2,680,012
  2,000,000    AAA      Nueces River Authority, Texas Water Supply
                          Facilities, FSA-Insured, 5.500% due 3/1/27     2,092,500
  2,975,000    AAA      Springtown, TX ISD, GO, Refunding, PSFG,
                          5.000% due 2/15/18                             2,967,563
                        Texas Water Development Board Revenue,
                          State Revolving Fund, Sr. Lien, Series B:
  3,000,000    AAA          5.000% due 7/15/14                           3,052,500
  1,000,000    AAA          5.000% due 7/15/15                           1,013,750
  5,000,000    AAA          5.000% due 7/15/16                           5,056,250
  8,000,000    AAA          5.000% due 7/15/19                           8,040,000
  1,520,000    AAA      West Texas Municipal Power Agency Revenue,
                          MBIA-Insured, 5.000% due 2/15/15               1,529,500
-----------------------------------------------------------------------------------
                                                                        69,080,625
-----------------------------------------------------------------------------------
UTAH -- 1.2%
                        Intermountain Power Agency, Utah Power
                          Supply Revenue Refunding:
1,000,000      AAA          Series A, MBIA-Insured, 5.250% due 7/1/15    1,021,250
4,000,000      A+           Series D, 5.000% due 7/1/21                  3,955,000
-----------------------------------------------------------------------------------
                                                                         4,976,250
-----------------------------------------------------------------------------------

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1998 (unaudited)(continued)
--------------------------------------------------------------------------------

 Face
Amount         Ratings               Security                                Value
===================================================================================
Virginia -- 3.8%
$ 4,700,000    A2*      Harrisonburg, VA Redevelopment & Housing
                          Authority, (Jail & Courthouse Project),
                            Public Facilities Lease Revenue,
                            6.500% due 9/1/14                          $ 4,935,000
                        Virginia College Building Authority, Virginia
                          Educational Facilities Revenue, 21st Century
                            College Program:
  3,590,000    AA             5.250% due 8/1/13                          3,729,113
  3,805,000    AA             5.250% due 8/1/14                          3,933,419
                        Virginia State HDA, Multi-Family Housing:
  1,655,000    AA+        Series D, 6.250% due 1/1/15                    1,787,400
  1,235,000    AAA        Series H, AMBAC-Insured,
                            6.300% due 11/1/15                           1,336,887
    600,000    AA+        Series K, 5.800% due 11/1/10                     648,750
-----------------------------------------------------------------------------------
                                                                        16,370,569
-----------------------------------------------------------------------------------
Virgin Islands -- 0.2%
  1,000,000    BBB-     Virgin Islands PFA Revenue, Sr. Lien, Series A,
                          5.500% due 10/1/22                             1,013,750
-----------------------------------------------------------------------------------
Washington -- 7.4%
                        Chelan County, WA GO, Public Utilities,
                          District No. 1:
                            Columbia River Rock, MBIA-Insured,
                              Series A:
 20,685,000    AAA              Zero coupon due 6/1/21                   6,593,344
 22,685,000    AAA              Zero coupon due 6/1/22                   6,890,569
  4,750,000    AA           Series B, Remarketed 7/1/92, Mandatory
                              put 7/1/19, 6.750% due 7/1/62(b)(c)        5,070,625
 10,550,000    AA-      Washington State Health Care Facilities
                          Authority Revenue, Sisters of Providence
                          Hospital, 7.875% due 10/1/10(c)               11,175,299
  2,000,000    AAA      Washington State Public Power Supply System,
                          (Project Number 2), Series A, FSA-Insured,
                          5.125% due 7/1/11                              2,082,500
-----------------------------------------------------------------------------------
                                                                        31,812,337
-----------------------------------------------------------------------------------
West Virginia -- 1.2%
                        Marion County, WV Community Solid
                          Waste Disposal Facilities Revenue,
                          Adirondack Recycling:
  4,646,856    NR           Series A, 8.000% due 12/1/25(b)              4,646,856
    653,688    NR           Series B, 10.000% due 12/1/25(b)               653,688
-----------------------------------------------------------------------------------
                                                                         5,300,544
-----------------------------------------------------------------------------------

                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                            Schedule of Investments
                    August 31, 1998 (unaudited)(continued)
--------------------------------------------------------------------------------

 Face
Amount                Ratings               Security                                Value
=============================================================================================
Wisconsin -- 2.0%
$ 4,070,000            AA        Wisconsin State GO, Series B,
                                   6.600% due 1/1/22(b)                         $  4,359,988
                                 Wisconsin State Health & Educational Facilities
                                   Authority Revenue, MBIA-Insured:
  3,000,000            AAA           Aurora Health Care Inc.,
                                       5.250% due 8/15/17                          3,045,000
  1,000,000            AAA           The Medical College of Wisconsin Inc.
                                       Project, 5.400% due 12/1/16                 1,038,750
---------------------------------------------------------------------------------------------
                                                                                   8,443,738
---------------------------------------------------------------------------------------------
                                 Total Investments -- 100%
                                 (Cost--$411,520,586**)                         $428,245,867
=============================================================================================

(a) Variable rate obligation payable at par on demand at anytime on no more than seven days notice.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Security segregated by Custodian for open purchase commitments.
(d) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity by U.S. government securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Security partially segregated by Custodian for futures contracts commitments.
(f) Security is in default.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 14 and 15 for definition of ratings and certain security descriptions.

-------------------------------------------------------------------------------
                  Summary of Investments by Combined Ratings
                          August 31, 1998 (unaudited)
-------------------------------------------------------------------------------
                                                             Percentage of
     Moody's       and/or           Standard & Poor's       Total Investments

     Aaa                                   AAA                    55.8%
     Aa                                    AA                     17.2
     A                                     A                       9.0
     Baa                                   BBB                     6.6
     NR                                    NR                      9.8
     VMIG 1                                A-1                     1.6
                                                                 -----
                                                                 100.0%
                                                                 =====


                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                                 BOND RATINGS
                                  (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) which are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus () sign to show relative standings within the major rating categories.

AAA      --   Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.
AA       --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic
              conditions than debt in higher rated categories.
BBB      --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's  --   Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       --   Bonds rated "Aa" are judged to be of high quality by all
              standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
              "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
              securities.
A        --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      --   Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured.
              Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR       --   Indicates that the bond is not rated by Standard & Poor's or
              Moody's.


-----------------------------------[GRAPHIC]-----------------------------------

-------------------------------------------------------------------------------
                          Short-Term Security Ratings
                                  (unaudited)
-------------------------------------------------------------------------------

SP-1     --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1      --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1   --   Moody's highest rating for issues having a demand feature -- VRDO.
P-1      --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


-------------------------------------------------------------------------------
                             Security Descriptions
                                  (unaudited)
-------------------------------------------------------------------------------

ABAG     --   Association of Bay Area              HDA      --   Housing Development Authority
              Governments                          HFA      --   Housing Finance Authority
AIG      --   American International Guaranty      IDA      --   Industrial Development
AMBAC    --   AMBAC Indemnity Corporation                        Authority
BAN      --   Bond Anticipation Notes              IDB      --   Industrial Development Board
BIG      --   Bond Investors Guaranty              IDR      --   Industrial Development Revenue
CDA      --   Community Development                INFLOS   --   Inverse Floaters
              Administration                       ISD      --   Independent School District
CGIC     --   Capital Guaranty Insurance           LOC      --   Letter of Credit
              Company                              MBIA     --   Municipal Bond Investors
CHFCLI   --   California Health Facility                         Assurance Corporation
              Construction Loan Insurance          MVRICS   --   Municipal Variable Rate Inverse
COP      --   Certificate of Participation                       Coupon Security
EDA      --   Economic Development                 PCR      --   Pollution Control Revenue
              Authority                            PFA      --   Public Finance Authority
ETM      --   Escrowed To Maturity                 PSFG     --   Permanent School Fund
FAIRS    --   Floating Adjustable Interest Rate                  Guaranty
              Securities                           RAN      --   Revenue Anticipation Notes
FGIC     --   Financial Guaranty Insurance         RIBS     --   Residual Interest Bonds
              Company                              RITES    --   Residual Interest Tax-Exempt
FHA      --   Federal Housing Administration                     Securities
FHLMC    --   Federal Home Loan Mortgage           TAN      --   Tax Anticipation Notes
              Corporation                          TECP     --   Tax Exempt Commercial Paper
FNMA     --   Federal National Mortgage            TOB      --   Tender Option Bonds
              Association                          TRAN     --   Tax and Revenue Anticipation
FRTC     --   Floating Rate Trust Certificates                   Notes
FSA      --   Federal Savings Association          SYCC     --   Structured Yield Curve
GIC      --   Guaranteed Investment Contract                     Certificate
GNMA     --   Government National Mortgage         VAN      --   Veterans Administration
              Association                          VRDD     --   Variable Rate Daily Demand
GO       --   General Obligation                   VRWE     --   Variable Rate Wednesday
HDC      --   Housing Development                                Demand
              Corporation

-----------------------------------[GRAPHIC]-----------------------------------

------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
                                  (unaudited)
------------------------------------------------------------------------------

                                                               August 31, 1998
==============================================================================
ASSETS:
  Investments, at value (Cost -- $411,520,586)                    $428,245,867
  Cash                                                                  18,423
  Interest receivable                                                5,394,415
------------------------------------------------------------------------------
  TOTAL ASSETS                                                     433,658,705
------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                   1,021,782
  Dividends payable                                                    697,091
  Investment advisory fees payable                                     262,130
  Administration fees payable                                           75,831
  Accrued expenses                                                      76,032
------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  2,132,866
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $431,525,839
==============================================================================
NET ASSETS:
  Par value of capital shares                                     $     34,607
  Capital paid in excess of par value                              413,576,918
  Overdistributed net investment income                               (233,750)
  Accumulated net realized gain from security transactions           1,422,783
  Net unrealized appreciation of investments                        16,725,281
------------------------------------------------------------------------------
TOTAL NET ASSETS
  (Equivalent to $12.47 per share on 34,606,944 shares of $0.001
    par value outstanding: 500,000,000 shares authorized)         $431,525,839
==============================================================================


                                                  See Notes to
                                                  Financial Statements.
-----------------------------------[GRAPHIC]----------------------------------

--------------------------------------------------------------------------------
                            Statement of Operations
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                  Three Months
                                                                      Ended
                                                                     8/31/98
================================================================================
INVESTMENT INCOME:
  Interest                                                        $ 6,731,153
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                   770,657
  Administration fees (Note 3)                                        220,188
  Shareholder communications                                           65,600
  Audit and legal                                                      18,105
  Registration fees                                                    10,637
  Shareholder and system servicing fees                                 5,977
  Directors' fees                                                       5,971
  Pricing service fees                                                  5,439
  Custody                                                               4,931
  Other                                                                 4,750
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                    1,112,255
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               5,618,898
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                            25,734,320
    Cost of securities sold                                        25,136,051
--------------------------------------------------------------------------------
  NET REALIZED GAIN                                                   598,269
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                            14,515,623
    End of period                                                  16,725,281
--------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION                           2,209,658
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                             2,807,927
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                            $ 8,426,825
================================================================================

                                                See Notes to
                                                Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Three Months          Year
                                                Ended 8/31/98         Ended
                                                 (unaudited)        5/31/98
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                         $ 5,618,898       $ 18,508,971
  Net realized gain                                 598,269          7,547,057
  Increase in net unrealized appreciation         2,209,658         21,394,525
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS          8,426,825         47,450,553
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income                          (5,052,613)       (20,844,655)
  Net realized gains                                     --        (10,411,885)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                (5,052,613)       (31,256,540)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net asset value of shares issued
    for reinvestment of dividends                        --            671,821
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                              --            671,821
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                            3,374,212         16,865,834
NET ASSETS:
  Beginning of period                           428,151,627        411,285,793
--------------------------------------------------------------------------------
  END OF PERIOD*                               $431,525,839       $428,151,627
================================================================================
* Includes overdistributed net
    investment income of:                         $(233,750)         $(800,035)
================================================================================

                                                See Notes to
                                                Financial Statements.
-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------

        1. Significant Accounting Policies

        Managed Municipals Portfolio Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

        The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

        2. Exempt-Interest Dividends and Other Distributions

        The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

        Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (continued)
--------------------------------------------------------------------------------

        3. Investment Advisory Agreement, Administration
           Agreement and Other Transactions

        Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC a fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

        MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets; this fee is calculated daily and paid monthly.

        All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

        4. Investments

        For the three months ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $ 18,869,461
--------------------------------------------------------------------------------
Sales                                                                25,734,320
================================================================================

        At August 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 29,875,281
Gross unrealized depreciation                                       (13,150,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 16,725,281
================================================================================

        5. Futures Contracts

        Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed,


-----------------------------------[GRAPHIC]-----------------------------------

--------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (continued)
--------------------------------------------------------------------------------

the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

        The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

        At August 31, 1998, the Fund had no open futures contracts.

6. Capital Shares

        During the three months ended August 31, 1998 and the year ended May 31, 1998, capital stock transactions were as follows:

                                August 31, 1998                 May 31, 1998
                                ---------------               -----------------
                                Shares   Amount               Shares     Amount
================================================================================
Shares issued on reinvestment    --        --                 54,539   $671,821
================================================================================

7. Securities Traded on a When-issued Basis

        In a when issued transaction, the Fund commits to purchasing securities for which specific information is not yet known at the time of the trade. Securities purchased on a when-issued basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into the when-issued transaction, the custodian maintains cash, U.S. government securities or other liquid high grade debt obligations in a segregated account equal in value to the purchase price of the when-issued security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

        At August 31, 1998, the Fund held one when-issued security with a cost of $1,021,782.

----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                             Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:


                                1998(1)  1998    1997    1996    1995    1994
================================================================================
Net Asset Value,
 Beginning of Period          $12.37   $11.90  $12.11  $12.55  $12.26  $13.00
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income         0.16     0.54    0.67    0.67    0.72    0.67
  Net realized and
   unrealized gain (loss)       0.09     0.83    0.08   (0.35)   0.49   (0.23)
--------------------------------------------------------------------------------
Total Income From Operations    0.25     1.37    0.75    0.32    1.21    0.44
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income        (0.15)   (0.61)  (0.66)  (0.75)  (0.67)  (0.67)
  Net realized gains              --    (0.29)  (0.30)  (0.01)  (0.25)  (0.51)
--------------------------------------------------------------------------------
Total Distributions            (0.15)   (0.90)  (0.96)  (0.76)  (0.92)  (1.18)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period               $12.47   $12.37  $11.90  $12.11  $12.55  $12.26
--------------------------------------------------------------------------------
Total Return,
Based on Market Value*          0.18%++  2.08%   7.89%   8.26%   8.40%   2.98%
--------------------------------------------------------------------------------
Total Return, Based On
  Net Asset Value*              2.15%++ 12.14%   6.59%   2.79%  10.96%   3.45%
--------------------------------------------------------------------------------
Net Assets,
  End of Period (Millions)     $432    $428     $411    $418   $433     $423
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                      1.03%+   0.99%   1.00%   1.00%  1.02%    1.00%
  Net investment income         5.21+    4.35    5.56    5.35   5.97     5.15
--------------------------------------------------------------------------------
Portfolio Turnover Rate         4%      87%    113%     45%    93%      72%
--------------------------------------------------------------------------------
Market Value, End of Period   $10.875  $11.000 $11.625 $11.690 $11.500 $11.500
================================================================================
(1) For the three months ended August 31, 1998 (unaudited).
 * The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                        Quarterly Results of Operations
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                         Net Realized And             Net Increase
                                                                          Unrealized                  (Decrease) In
                           Investment          Net Investment            Gain (Loss) On              Net Assets From
                             Income                Income                  Investments                  Operations
=================================================================================================================================
                                    Per                   Per                         Per                          Per
Quarter Ended        Total         Share       Total     Share         Total         Share            Total        Share

=================================================================================================================================
August 31,
  1996            $7,112,514       $0.21     $6,061,372  $0.18       $(2,945,507)    $(0.09)        $3,115,865    $ 0.09
November 30,
  1996             6,873,415        0.20      5,826,055   0.17        17,188,697       0.50         23,014,752      0.67
February 28,
  1997             6,706,752        0.19      5,680,888   0.16        (9,381,274)     (0.27)        (3,700,386)    (0.11)
May 31,
  1997             6,582,277        0.19      5,562,885   0.16        (2,308,892)     (0.06)         3,253,993      0.10
August 31,
  1997             5,809,421        0.17      4,751,757   0.14        11,642,588       0.34         16,394,345      0.48
November 30,
  1997             5,571,655        0.16      4,540,883   0.13         9,907,664       0.29         14,448,547      0.42
February 28,
  1998             5,677,656        0.16      4,609,822   0.13         7,399,266       0.21         12,009,088      0.34
May 31,
  1998             5,679,780        0.16      4,606,509   0.13            (7,936)     (0.00)         4,598,573      0.13
August 31,
  1998             6,731,153        0.19      5,618,898   0.16         2,807,927       0.09          8,426,825      0.25
=================================================================================================================================

----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                                Financial Data
                                  (unaudited)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each period:

                              NYSE            Net                 Dividend
    Record       Payable     Closing         Asset    Dividend  Reinvestment
     Date         Date        Price+         Value+     Paid       Price
============================================================================
    6/25/96      6/28/96     $11.500         $12.05    $0.060     $11.49
    7/23/96      7/26/96      11.875          12.05     0.060      11.87
    8/27/96      8/30/96      11.688          12.12     0.060      11.72
    9/24/96      9/27/96      11.625          12.13     0.060      11.64
   10/22/96     10/25/96      11.625          12.23     0.060      11.57
   11/25/96     11/29/96      11.500          12.44     0.060      11.57
   12/23/96*    12/27/96      11.375          12.12     0.295      11.73
    1/28/97      1/31/97      11.625          11.88     0.060      11.75
    2/25/97      2/28/97      11.750          12.07     0.060      11.78
    3/24/97      3/27/97      11.500          11.73     0.060      11.53
    4/22/97      4/25/97      11.563          11.60     0.060      11.57
    5/27/97      5/30/97      11.375          11.82     0.060      11.68
    6/24/97      6/27/97      11.750          12.06     0.060      11.98
    7/22/97      7/25/97      12.000          12.43     0.060      12.08
    8/26/97      8/29/97      11.750          12.17     0.060      11.83
    9/23/97      9/26/97      11.750          12.30     0.056      11.91
   10/28/97     10/31/97      11.375          12.33     0.056      11.60
   11/24/97     11/28/97      11.563          12.41     0.056      11.64
   12/22/97*    12/26/97      11.625          12.39     0.294      12.24
    1/27/98      1/30/98      11.938          12.41     0.056      12.04
    2/24/98      2/27/98      11.938          12.39     0.056      11.60
    3/24/98      3/27/98      11.125          12.36     0.050      11.34
    4/21/98      4/24/98      11.1875         12.23     0.050      11.10
    5/26/98      5/29/98      10.875          12.34     0.050      11.15
    6/23/98      6/26/98      11.000          12.32     0.050      11.10
    7/28/98      7/31/98      10.875          12.30     0.048      10.84
    8/25/98      8/28/98      10.875          12.41     0.048      11.05
================================================================================

+ As of record date.
* Capital gain distribution.


----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                          Dividend Reinvestment Plan
                                  (unaudited)
--------------------------------------------------------------------------------

        Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "Street Name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in Street Name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend paying agent.

        The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of net asset value most recently determined as described below under "Net Asset Value" or 95% of the market price of the Common Stock.

        If the market price of the Common Stock is less than the net asset value of the Common Stock at the time of valuation, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participant accounts. If following the commencement of the purchases and before First Data has completed its purchases, the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) net asset value or
(b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.


----------------------------------[GRAPHIC]-------------------------------------

--------------------------------------------------------------------------------
                          Dividend Reinvestment Plan
                            (unaudited) (continued)
--------------------------------------------------------------------------------

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the Plan.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 8030, Boston, Massachusetts 02266 or by telephone at 1-800-331-1710.

                       --------------------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


-----------------------------------[GRAPHIC]------------------------------------

                              MANAGED MUNICIPALS
                                PORTFOLIO INC.

DIRECTORS                                       INVESTMENT ADVISER AND
                                                ADMINISTRATOR
Allan J. Bloostein
Martin Brody                                    Mutual Management Corp.
Dwight B. Crane                                 388 Greenwich Street
Robert A. Frankel                               New York, New York 10013
William R. Hutchinson
Heath B. McLendon, Chairman
                                                TRANSFER AGENT
Charles F. Barber, Emeritus
                                                First Data Investor Services
                                                 Group, Inc.
OFFICERS                                        P.O. Box 8030
                                                Boston, Massachusetts 02266
Heath B. McLendon
President and
Chief Executive Officer                         CUSTODIAN

Lewis E. Daidone                                PNC Bank, N.A.
Senior Vice President                           17th & Chestnut Streets
and Treasurer                                   Philadelphia, Pennsylvania 19103

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary




-----------------------------------[GRAPHIC]------------------------------------

                     [This page intentionally left blank]

             This report is only intended for shareholders of the
                       Managed Municipals Portfolio Inc.
                            It is not a Prospectus,
              circular or representation intended for use in the
               purchase or sale of shares of the Fund or of any
                      securities mentioned in the report.
                                 FD0776 10/98